Document and Entity Information	12 Months Ended
Dec. 31, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	CDW Corp
Entity Central Index Key	0001402057
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Type	8-K
Document Period End Date	Dec. 31, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Amendment Flag	false